HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS — 97.4%
	GENERAL OBLIGATION — 19.2%
	APPROPRIATION — 19.2%
	City & County of Honolulu
$555,000	5.000%, 10/1/2029	$589,427
1,000,000	4.000%, 7/1/2033	1,072,621
1,000,000	3.000%, 7/1/2035	938,349
1,745,000	4.000%, 7/1/2036	1,794,462
1,200,000	4.000%, 9/1/2037	1,214,645
1,400,000	5.000%, 10/1/2037	1,464,142
500,000	5.000%, 7/1/2038	553,596
1,355,000	4.000%, 8/1/2039	1,349,100
1,100,000	5.000%, 9/1/2042	1,181,013
500,000	4.000%, 9/1/2043	487,068
1,000,000	4.000%, 7/1/2044	968,100
1,000,000	5.000%, 8/1/2044	1,076,598
	County of Hawaii
1,025,000	5.000%, 9/1/2027	1,098,412
800,000	4.000%, 9/1/2031	837,586
460,000	5.000%, 9/1/2032	489,492
500,000	5.000%, 9/1/2033	542,733
1,500,000	4.000%, 9/1/2038	1,515,761
1,500,000	4.000%, 9/1/2040	1,477,083
	County of Maui
1,000,000	5.000%, 9/1/2023	1,014,181
3,000,000	2.125%, 6/1/2024	2,967,504
1,000,000	4.000%, 9/1/2028	1,035,583
675,000	4.000%, 3/1/2037	688,579
	State of Hawaii
2,000,000	5.000%, 8/1/2030	2,070,046
1,000,000	4.000%, 5/1/2036	1,015,800
		27,441,881
	TOTAL GENERAL OBLIGATION	27,441,881
	REVENUE BONDS — 78.2%
	APPROPRIATION — 8.5%
	Kauai County Community Facilities District
1,300,000	5.000%, 5/15/2049	1,275,641
1,000,000	5.000%, 5/15/2051	956,169
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 8/1/2023[1]	1,009,519
1,420,000	5.250%, 8/1/2024[1]	1,435,345
2,570,000	5.250%, 8/1/2026[1]	2,594,816
1,000,000	5.000%, 8/1/2027[1]	1,007,471
	State of Hawaii Department of Hawaiian Home Lands
680,000	5.000%, 11/1/2029	744,754

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

December 31, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	APPROPRIATION (Continued)
$600,000	5.000%, 4/1/2030	$644,273
500,000	5.000%, 11/1/2030	546,906
800,000	5.000%, 4/1/2031	856,731
350,000	5.000%, 11/1/2031	382,174
550,000	5.000%, 4/1/2032	588,101
		12,041,900
	EDUCATION — 6.6%
	State of Hawaii Department of Budget & Finance
275,000	4.000%, 1/1/2025	275,296
665,000	4.000%, 1/1/2027	666,800
350,000	4.000%, 1/1/2028	350,587
270,000	4.000%, 1/1/2032	267,010
435,000	3.000%, 1/1/2034	376,820
600,000	3.000%, 1/1/2035	510,881
585,000	3.000%, 1/1/2036	487,184
	University of Hawaii
2,000,000	5.000%, 10/1/2029	2,145,284
1,200,000	5.000%, 10/1/2030	1,284,530
1,600,000	5.000%, 10/1/2031	1,706,861
655,000	5.000%, 10/1/2034	714,935
750,000	3.000%, 10/1/2036	685,108
		9,471,296
	HEALTHCARE — 6.7%
	State of Hawaii Department of Budget & Finance
6,185,000	5.000%, 7/1/2035	6,404,054
590,000	5.500%, 7/1/2038	594,110
2,600,000	5.500%, 7/1/2043	2,616,092
		9,614,256
	HOUSING — 10.0%
	Hawaii Housing Finance & Development Corp.
135,000	3.300%, 1/1/2026	135,015
2,430,000	4.750%, 10/1/2027	2,460,010
3,000,000	4.950%, 4/1/2029	3,058,212
4,035,000	3.750%, 1/1/2031	4,036,178
4,535,000	4.000%, 9/1/2033	4,537,195
		14,226,610

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

December 31, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	SPECIAL TAX — 7.4%
	State of Hawaii Department of Budget & Finance
$12,920,000	3.200%, 7/1/2039	$10,549,477
		10,549,477
	TRANSPORTATION — 20.7%
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 7/1/2035[1]	1,048,207
1,000,000	5.000%, 7/1/2037[1]	1,061,981
1,000,000	4.000%, 7/1/2041[1]	919,763
750,000	5.000%, 7/1/2041[1]	759,419
1,735,000	5.000%, 7/1/2043[1]	1,774,419
7,335,000	5.000%, 7/1/2045[1]	7,403,414
2,600,000	5.000%, 7/1/2048[1]	2,633,303
	State of Hawaii Harbor System Revenue
1,095,000	4.000%, 7/1/2033[1]	1,121,598
1,000,000	4.000%, 7/1/2037	1,009,429
1,150,000	4.000%, 7/1/2039	1,137,984
3,805,000	4.000%, 7/1/2040	3,733,070
	State of Hawaii State Highway Fund
1,250,000	4.000%, 1/1/2034	1,282,667
1,360,000	4.000%, 1/1/2035	1,390,386
425,000	5.000%, 1/1/2036	466,938
2,200,000	5.000%, 1/1/2040	2,427,414
1,245,000	5.000%, 1/1/2041	1,367,684
		29,537,676
	WATER & SEWER — 18.3%
	City & County of Honolulu Wastewater System Revenue
1,520,000	5.000%, 7/1/2036	1,615,231
1,960,000	4.000%, 7/1/2037	1,992,648
2,000,000	4.000%, 7/1/2038	2,012,178
1,000,000	4.000%, 7/1/2038	1,007,704
1,750,000	4.000%, 7/1/2039	1,752,209
6,250,000	4.000%, 7/1/2044	6,054,825
2,990,000	4.000%, 7/1/2049	2,824,566
2,175,000	5.000%, 7/1/2049	2,317,885
	Honolulu City & County Board of Water Supply
1,000,000	5.000%, 7/1/2028	1,118,054
1,470,000	5.000%, 7/1/2029	1,671,975
1,545,000	5.000%, 7/1/2030	1,783,812

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

December 31, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	WATER & SEWER (Continued)
$2,035,000	4.000%, 7/1/2046	$1,962,859
		26,113,946
	TOTAL REVENUE BONDS	111,555,161
	TOTAL HAWAII MUNICIPAL BONDS
	(Cost $148,612,973)	138,997,042
	PRE-REFUNDED HAWAII MUNICIPAL BONDS[2] — 0.7%
	REVENUE BONDS — 0.7%
	WATER & SEWER — 0.7%
1,000,000	City & County of Honolulu Wastewater System Revenue 5.000%, 7/1/2032	1,057,131
	TOTAL PRE-REFUNDED HAWAII MUNICIPAL BONDS
	(Cost $1,072,869)	1,057,131

	TOTAL INVESTMENTS — 98.1%
	(Cost $149,685,842)	140,054,173
	Other Assets in Excess of Liabilities — 1.9%	2,653,059
	TOTAL NET ASSETS — 100.0%	$142,707,232

[1]	Securities that are subject to alternative minimum tax represent 15.96% of the Fund's net assets.
[2]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.